Short Term Bank Loans (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short Term Bank Loans (Textual)
Average annual interest rate	4.90%	5.119%
Short-term bank loans	4.90%	5.119%